MARKETABLE SECURITIES AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2011
Marketable Securities and Accrued Interest [Abstract]
Marketable Securities And Accrued Interest Disclosure [Text Block]
NOTE 3:-	MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of held to maturity marketable securities:

	December 31, 2011
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Maturing within one to three years
Corporate debentures	$23,823	$46	$(736)	$23,133

Accrued interest	345	-	-	345

	$24,168	$46	$(736)	$23,478

These investments were issued by highly rated corporations. Accordingly, it was expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. As of December 31, 2011, the Group did not have any investment in marketable securities that was in an unrealized loss position for twelve months period or greater. Since the Company had the ability and intent to hold these investments until an anticipated recovery of fair value, which may be until maturity, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2011. Unrealized gains (losses) are valued using alternative pricing sources and models utilizing market observable inputs.